LVIP T. Rowe Price 2040 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–50.33%
INVESTMENT COMPANIES–50.33%
Equity Funds–29.53%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	397,731	$5,250,055
LVIP SSGA S&P 500 Index Fund	1,505,224	48,505,846
LVIP SSGA Small-Cap Index Fund	126,956	4,454,489
		58,210,390
Fixed Income Fund–7.94%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	1,551,875	15,664,620
		15,664,620
International Equity Fund–12.86%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,891,568	25,350,795
		25,350,795
Total Affiliated Investments (Cost $45,391,447)		99,225,805

UNAFFILIATED INVESTMENTS–50.21%
INVESTMENT COMPANIES–50.21%
Equity Funds–33.00%
**T. Rowe Price Emerging Markets Discovery Stock Fund	304,699	5,649,125
**T. Rowe Price Growth Stock Fund	188,122	18,080,372
**T. Rowe Price Mid-Cap Growth Fund	28,942	2,710,102
**T. Rowe Price Mid-Cap Value Fund	85,800	2,849,399
**T. Rowe Price New Horizons Fund	46,130	2,379,854
**T. Rowe Price Real Assets Fund	580,887	11,019,432
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Small-Cap Value Fund	43,264	$2,292,148
**T. Rowe Price Value Fund	403,334	20,069,913
		65,050,345
Fixed Income Funds–3.38%
**T. Rowe Price High Yield Fund	281,616	1,661,531
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	97,912	902,749
**T. Rowe Price U.S. Treasury Long-Term Fund	578,354	4,100,531
		6,664,811
International Equity Funds–10.27%
**T. Rowe Price Emerging Markets Stock Fund	112,563	5,139,625
**T. Rowe Price International Stock Fund	292,462	5,925,285
**T. Rowe Price International Value Equity Fund	382,365	9,188,239
		20,253,149
International Fixed Income Funds–2.23%
**T. Rowe Price Emerging Markets Bond Fund	166,786	1,601,146
**T. Rowe Price International Bond Fund	331,013	2,793,748
		4,394,894
Money Market Fund–1.33%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	2,611,140	2,611,140
		2,611,140
Total Unaffiliated Investments (Cost $82,509,676)		98,974,339

TOTAL INVESTMENTS–100.54% (Cost $127,901,123)	198,200,144
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.54%)	(1,058,481)
NET ASSETS APPLICABLE TO 14,323,384 SHARES OUTSTANDING–100.00%	$197,141,663

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2040 Fund–1

LVIP T. Rowe Price 2040 Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-50.33%@
Equity Funds-29.53%@
✧✧LVIP SSGA Mid-Cap Index Fund	$5,678,067	$—	$580,000	$32,271	$119,717	$5,250,055	397,731	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	52,202,330	200,000	1,700,000	78,094	(2,274,578)	48,505,846	1,505,224	—	—
✧✧LVIP SSGA Small-Cap Index Fund	4,419,576	—	—	—	34,913	4,454,489	126,956	—	—
Fixed Income Fund-7.94%@
✧✧LVIP SSGA Bond Index Fund	12,965,148	2,725,000	—	—	(25,528)	15,664,620	1,551,875	—	—
International Equity Fund-12.86%@
✧✧LVIP SSGA International Index Fund	26,028,259	—	960,000	55,697	226,839	25,350,795	1,891,568	—	—
Total	$101,293,380	$2,925,000	$3,240,000	$166,062	$(1,918,637)	$99,225,805		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2040 Fund–2